Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends Paid [abstract]
Proposed final – Nil per ordinary share (2019: 0.050, 2018: Nil)	¥ 0	¥ 819	¥ 0